Commitments, liabilities and contingencies - Summary of Contingent Liabilities (Parenthetical) (Detail) - Contingent liabilities on account of liquidated damages - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of contingent liabilities [line items]
Contingent liability, reimbursement description	The management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects and from purchase consideration pending to be paid as per the contract clauses, accordingly no amount is provided in consolidated financial statements as at 31 March 2021 and 2020.	The management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects and from purchase consideration pending to be paid as per the contract clauses, accordingly no amount is provided in consolidated financial statements as at 31 March 2021 and 2020.
Amount of liquidated damages to be levied by customer net of recovery from capital vendors	₨ 0	₨ 0